UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government agency obligations — 21.46%
Federal Home Loan Bank
0.190%, due 02/02/16[1]	40,000,000	39,999,789
0.250%, due 03/10/16[1]	7,000,000	6,998,153
0.280%, due 02/26/16[1]	30,000,000	29,994,167
0.325%, due 02/16/16[1]	10,000,000	9,998,646
0.330%, due 02/08/16[1]	3,891,000	3,890,750
0.360%, due 02/04/16[1]	10,000,000	9,999,700
0.360%, due 02/19/16[1]	5,000,000	4,999,100
0.365%, due 04/12/16[1]	9,000,000	8,993,521
0.400%, due 02/16/16[1]	10,000,000	9,998,333
0.465%, due 03/14/16[1]	5,000,000	4,997,288
Federal National Mortgage Association
0.231%, due 03/21/16[1]	4,000,000	3,998,742

Total US government agency obligations (cost — $133,868,189)		133,868,189

Certificates of deposit — 9.90%
Banking-non-US — 7.21%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.400%, due 02/01/16	10,000,000	10,000,000
Mizuho Bank Ltd.
0.430%, due 03/01/16	8,000,000	8,000,000
Norinchukin Bank Ltd.
0.400%, due 02/08/16	7,000,000	7,000,000
0.410%, due 03/03/16	5,000,000	5,000,000
0.420%, due 02/29/16	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.400%, due 02/10/16	10,000,000	10,000,000

		45,000,000

Banking-US — 2.69%
Bank of America N.A.
0.500%, due 04/11/16	10,000,000	9,999,992
Citibank N.A.
0.300%, due 02/10/16	5,000,000	5,000,000

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
HSBC Bank USA N.A.
0.450%, due 02/01/16	1,750,000	1,750,000

		16,749,992

Total certificates of deposit (cost — $61,749,992)		61,749,992

Commercial paper[1] — 50.18%
Asset backed-miscellaneous — 22.67%
Albion Capital Corp.
0.500%, due 02/25/16	15,000,000	14,995,000
Atlantic Asset Securitization LLC
0.450%, due 02/18/16	15,000,000	14,996,813
CAFCO LLC
0.430%, due 03/03/16	15,000,000	14,994,446
Gotham Funding Corp.
0.470%, due 02/24/16	6,203,000	6,201,137
0.500%, due 03/15/16	7,000,000	6,995,819
Manhattan Asset Funding Co. LLC
0.450%, due 02/03/16	10,000,000	9,999,750
0.500%, due 02/05/16	5,000,000	4,999,722
Nieuw Amsterdam Receivables Corp.
0.400%, due 02/19/16	10,000,000	9,998,000
Regency Markets No. 1 LLC
0.440%, due 02/16/16	10,000,000	9,998,167
Starbird Funding Corp.
0.310%, due 02/01/16	5,000,000	5,000,000
0.320%, due 02/01/16	10,000,000	10,000,000
Thunder Bay Funding LLC
0.300%, due 02/17/16	5,000,000	4,999,333
Victory Receivables Corp.
0.495%, due 03/01/16	12,000,000	11,995,215
0.630%, due 04/13/16	3,000,000	2,996,220
Working Capital Management Co.
0.460%, due 02/19/16	1,250,000	1,249,713
0.480%, due 02/18/16	12,000,000	11,997,280

		141,416,615

Automotive OEM — 4.26%
American Honda Finance Corp.
0.400%, due 03/16/16	15,400,000	15,392,471

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Automotive OEM — (concluded)
PACCAR Financial Corp.
0.390%, due 02/16/16	11,200,000	11,198,180

		26,590,651

Banking-non-US — 8.98%
Bank of Nova Scotia
0.260%, due 02/01/16	5,000,000	5,000,000
Caisse Centrale Desjardins
0.510%, due 03/02/16	5,000,000	4,997,875
Natixis
0.260%, due 02/01/16	4,000,000	4,000,000
Nordea Bank AB
0.290%, due 02/04/16	5,000,000	4,999,879
0.320%, due 02/16/16	7,000,000	6,999,067
Rabobank Nederland NV
0.370%, due 02/19/16	15,000,000	14,997,225
Societe Generale
0.420%, due 02/01/16	15,000,000	15,000,000

		55,994,046

Banking-US — 2.41%
HSBC USA, Inc.
0.400%, due 02/01/16	5,000,000	5,000,000
ING (US) Funding LLC
0.440%, due 02/19/16	10,000,000	9,997,800

		14,997,800

Consumer products-non durables — 1.60%
Proctor Gamble Co.
0.310%, due 02/16/16	10,000,000	9,998,708

Diversified manufacturing — 2.57%
Siemens Capital Co. LLC
0.320%, due 02/19/16	16,000,000	15,997,440

Entertainment — 2.40%
Walt Disney Co.
0.430%, due 03/31/16	15,000,000	14,989,429

Insurance-life — 0.48%
MetLife Short Term Funding LLC
0.520%, due 04/12/16	3,000,000	2,996,924

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Machinery-agriculture & construction — 2.24%
Caterpillar Financial Services Corp.
0.380%, due 02/16/16	10,000,000	9,998,417
0.400%, due 03/07/16	4,000,000	3,998,444

		13,996,861

Pharmaceuticals — 2.57%
Roche Holdings, Inc.
0.330%, due 02/08/16	16,000,000	15,998,973

Total commercial paper (cost — $312,977,447)		312,977,447

Repurchase agreements — 16.04%
Repurchase agreement dated 01/29/16 with Barclays Capital, Inc., 0.340% due 02/01/16, collateralized by $19,812,900 US Treasury Note, 2.250% due 11/15/24; (value — $20,400,075); proceeds: $20,000,567	20,000,000	20,000,000
Repurchase agreement dated 01/29/16 with Goldman Sachs & Co., 0.310% due 02/01/16, collateralized by $48,893,000 Federal Farm Credit Bank Notes, 0.454% to 0.710% due 05/08/17 to 10/20/17, $23,128,500 US Treasury Inflation Index Bond, 2.000% due 01/15/26 and $975,900 US Treasury Inflation Index Note, 0.125% due 04/15/20; (value — $81,090,002); proceeds: $79,502,054	79,500,000	79,500,000
Repurchase agreement dated 01/29/16 with State Street Bank and Trust Co., 0.010% due 02/01/16, collateralized by $501,788 US Treasury Note, 2.250% due 07/31/21; (value — $528,071); proceeds: $517,000	517,000	517,000

Total repurchase agreements (cost — $100,017,000)		100,017,000

Total investments (cost — $608,612,628 which approximates cost for federal income tax purposes) — 97.58%		608,612,628
Other assets in excess of liabilities — 2.42%		15,083,585

Net assets (applicable to 623,694,659 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$623,696,213

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments:

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments — January 31, 2016 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government agency obligations	—	133,868,189	—	133,868,189
Certificates of deposit	—	61,749,992	—	61,749,992
Commercial paper	—	312,977,447	—	312,977,447
Repurchase agreements	—	100,017,000	—	100,017,000
Total	—	608,612,628	—	608,612,628

At January 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 20 days.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	80.9
Japan	9.9
France	3.1
Netherlands	2.5
Sweden	2.0
Canada	1.6

Total	100.0

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

Portfolio acronyms
OEM	Original Equipment Manufacturer

Valuation of investments — Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2015.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $4,064,227,091.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $3,676,061,380.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $392,437,117.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $7,674,349,354.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in

US Treasury securities. The value of the investment owned by the Fund in the master portfolio of January 31, 2016 was $4,711,576,822.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $26,893,240.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Preferred Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $5,000,544.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $341,041,494.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $278,233,028.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $22,504,718.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Investor Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $5,000,544.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $2,777,591,073.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $1,479,531,840.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $1,182,681,709.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Reserves Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2016 was $40,304,196.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: March 31, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: March 31, 2016